Cash and Cash Equivalents (Details) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash in bank accounts		SFr 14,972,761		SFr 32,441,968
Cash on hand		608		254
Total cash and cash equivalents	SFr 5,257,881	SFr 14,973,369	SFr 20,198,415	SFr 32,442,222	SFr 50,237,300	SFr 56,934,325